Pension and Postretirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Pension and Postretirement Benefits [Abstract]
Pension and Postretirement Benefits

6.  Pension and Postretirement Benefits

DP&L sponsors a defined benefit pension plan for the vast majority of its employees.

We generally fund pension plan benefits as accrued in accordance with the minimum funding requirements of ERISA and, in addition, make voluntary contributions from time to time.  There were no contributions made during the three months ended March 31, 2015 or 2014.

The amounts presented in the following tables for pension include the collective bargaining plan formula, the traditional management plan formula, the cash balance plan formula and the SERP, in the aggregate.  The amounts presented for postretirement include both health and life insurance.  The pension and postretirement costs below have not been adjusted for amounts billed to the Service Company for former DP&L employees who are now employed by the Service Company but are still participants in the DP&L plan.  See "Related Party Transactions" discussion in Note 1, "Overview and Summary of Significant Accounting Policies".

The net periodic benefit cost / (income) of the pension and postretirement benefit plans for the three months ended March 31, 2015 and 2014 was:

Net Periodic Benefit Cost / (Income)	Pension		Postretirement
	Three months ended		Three months ended
	March 31,		March 31,
$ in millions	2015	2014	2015	2014
Service cost	$1.8	$1.5	$-	$0.1
Interest cost	4.3	4.4	0.2	0.2
Expected return on plan assets	(5.7)	(5.8)	-	(0.1)
Amortization of unrecognized:
Prior service cost	0.5	0.4	-	-
Actuarial loss / (gain)	1.5	0.9	(0.1)	(0.1)
Net periodic benefit cost	$2.4	$1.4	$0.1	$0.1

Benefit payments and Medicare Part D reimbursements, which reflect future service, are estimated to be paid as follows:

$ in millions	Pension	Postretirement

2015	$18.6	$1.4
2016	25.2	1.8
2017	25.7	1.7
2018	26.3	1.6
2019	26.7	1.5
2020 - 2024	137.0	6.1

Note 8 – Pension and Postretirement Benefits

DP&L sponsors a traditional defined benefit pension plan for most of the employees of DPL and its subsidiaries.  For collective bargaining employees, the defined benefits are based on a specific dollar amount per year of service.  For all other employees (management employees), the traditional defined benefit pension plan is based primarily on compensation and years of service.  As of December 31, 2010, this traditional pension plan was closed to new management employees.  A participant is 100% vested in all amounts credited to his or her account upon the completion of five vesting years, as defined in The Dayton Power and Light Company Retirement Income Plan, or the participant’s death or disability.  If a participant’s employment is terminated, other than by death or disability, prior to such participant becoming 100% vested in his or her account, the account shall be forfeited as of the date of termination.  In December 2013, an agreement was signed, effective January 1, 2014, whereby the Service Company began providing services including accounting, legal, human resources, information technology and other corporate services on behalf of companies that are part of the U.S. SBU, including among other companies, DPL and DP&L.  Employees that transferred from DP&L to the Service Company maintain their previous eligibility to participate in the DP&L pension plan.

Almost all management employees beginning employment on or after January 1, 2011 participate in a cash balance pension plan.  Similar to the traditional pension plan for management employees, the cash balance benefits are based on compensation and years of service.  A participant shall become 100% vested in all amounts credited to his or her account upon the completion of three vesting years, as defined in The Dayton Power and Light Company Retirement Income Plan, or the participant’s death or disability.  If a participant’s employment is terminated, other than by death or disability, prior to such participant becoming 100% vested in his or her account, the account shall be forfeited as of the date of termination.  Vested benefits in the cash balance plan are fully portable upon termination of employment.

In addition, we have a Supplemental Executive Retirement Plan (SERP) for certain retired key executives.  The SERP has an immaterial unfunded liability related to agreements for retirement benefits of certain terminated and retired key executives.  We also include our net liability to our partners related to our share of their pension costs within Pension, retiree and other benefits on our Consolidated Balance Sheets.

We generally fund pension plan benefits as accrued in accordance with the minimum funding requirements of the Employee Retirement Income Security Act of 1974 (ERISA) and, in addition, make voluntary contributions from time to time.  There were no contributions during the years ended December 31, 2014,  2013 and 2012.

Qualified employees who retired prior to 1987 and their dependents are eligible for health care and life insurance benefits until their death, while qualified employees who retired after 1987 are eligible for life insurance benefits and partially subsidized health care.  The partially subsidized health care is at the election of the employee, who pays the majority of the cost, and is available only from their retirement until they are covered by Medicare.  We have funded a portion of the union-eligible benefits using a Voluntary Employee Beneficiary Association Trust.

We recognize an asset for a plan’s overfunded status and a liability for a plan’s underfunded status and recognize, as a component of OCI,  the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost.  For the transmission and distribution areas of our electric business, these amounts are recorded as regulatory assets and liabilities which represent the regulated portion that would otherwise be charged or credited to AOCI.  We have historically recorded these costs on the accrual basis and this is how these costs have been historically recovered through customer rates.  This factor, combined with the historical precedents from the PUCO and FERC, make these costs probable of future rate recovery.

The following tables set forth the changes in our pension and postemployment benefit plans’ obligations and assets recorded on the balance sheets as of December 31, 2014 and 2013.  The amounts presented in the following tables for pension include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate.  The amounts presented for postemployment include both health and life insurance benefits.

$ in millions	Pension
	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation
Benefit obligation at beginning of period	$370.5	$395.6
Service cost	5.9	7.2
Interest cost	17.5	15.6
Plan amendments	6.8	-
Actuarial (gain) / loss	67.3	(26.5)
Benefits paid	(24.2)	(21.4)
Benefit obligation at end of period	443.8	370.5

Change in plan assets
Fair value of plan assets at beginning of period	349.1	361.4
Actual return on plan assets	46.4	8.7
Contributions to plan assets	0.4	0.4
Benefits paid	(24.2)	(21.4)
Fair value of plan assets at end of period	371.7	349.1

Funded status of plan	$(72.1)	$(21.4)

$ in millions	Postretirement
	Year ended December 31, 2014	Year ended December 31, 2013
Change in benefit obligation
Benefit obligation at beginning of period	$19.7	$22.4
Service cost	0.2	0.2
Interest cost	0.8	0.8
Actuarial (gain) / loss	0.2	(2.2)
Benefits paid	(1.3)	(1.5)
Benefit obligation at end of period	19.6	19.7

Change in plan assets
Fair value of plan assets at beginning of period	3.7	4.2
Contributions to plan assets	0.9	1.0
Benefits paid	(1.3)	(1.5)
Fair value of plan assets at end of period	3.3	3.7

Funded status of plan	$(16.3)	$(16.0)

$ in millions	Pension		Postretirement
	December 31,		December 31,
	2014	2013	2014	2013
Amounts recognized in the Balance sheets
Current liabilities	$(0.4)	$(0.4)	$(0.5)	$(0.5)
Non-current liabilities	(71.7)	(21.0)	(15.8)	(15.5)
Net liability at Year ended December 31,	$(72.1)	$(21.4)	$(16.3)	$(16.0)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$14.1	$8.8	$0.4	$0.5
Net actuarial loss / (gain)	103.4	63.0	(5.0)	(6.0)
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$117.5	$71.8	$(4.6)	$(5.5)

Recorded as:
Regulatory asset	$99.0	$76.3	$0.4	$0.4
Regulatory liability	-	-	(4.8)	(5.6)
Accumulated other comprehensive income	18.5	(4.5)	(0.2)	(0.3)
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$117.5	$71.8	$(4.6)	$(5.5)

The accumulated benefit obligation for our defined benefit pension plans was $431.0 million and $359.8 million at December 31, 2014 and 2013, respectively.

The net periodic benefit cost (income) of the pension and postemployment benefit plans were:

Net Periodic Benefit Cost - Pension
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Service cost	$5.9	$7.2	$6.2
Interest cost	17.5	15.6	17.3
Expected return on assets (a)	(22.9)	(23.3)	(22.7)
Amortization of unrecognized:
Actuarial gain	3.4	4.9	5.0
Prior service cost	1.5	1.5	1.5
Net periodic benefit cost	$5.4	$5.9	$7.3

Net Periodic Benefit Cost - Postretirement
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Service cost	$0.2	$0.2	$0.1
Interest cost	0.8	0.8	0.9
Expected return on assets (a)	(0.2)	(0.1)	(0.3)
Amortization of unrecognized:
Actuarial loss	(0.6)	(0.5)	(0.6)
Net periodic benefit cost	$0.2	$0.4	$0.1

(a)For purposes of calculating the expected return on pension plan assets under GAAP, the market-related value of assets (MRVA) is used.  GAAP requires that the difference between actual plan asset returns and estimated plan asset returns be amortized into the MRVA equally over a period not to exceed five years.  We use a methodology under which we include the difference between actual and estimated asset returns in the MRVA equally over a three year period.  The MRVA used in the calculation of expected return on pension plan assets was approximately $361.0 million in 2014, $351.2 million in 2013, and $346.0 million in 2012.

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities

Pension
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net actuarial loss / (gain)	$43.8	$(12.0)	$5.5
Prior service cost	6.8	-	-
Reversal of amortization item:
Net actuarial loss	(3.4)	(4.9)	(5.0)
Prior service cost	(1.5)	(1.5)	(1.5)
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$45.7	$(18.4)	$(1.0)

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$51.1	$(12.5)	$6.3

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities (cont.)

Postretirement
$ in millions	Year ended December 31, 2014	Year ended December 31, 2013	Year ended December 31, 2012
Net actuarial loss / (gain)	$0.4	$(2.0)	$1.0
Reversal of amortization item:
Net actuarial gain	0.6	0.5	0.7
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$1.0	$(1.5)	$1.7

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$1.2	$(1.1)	$-

Estimated amounts that will be amortized from AOCI, Regulatory assets and Regulatory liabilities into net periodic benefit costs during 2015 are:

$ in millions	Pension	Postretirement
Net actuarial gain / (loss)	$5.8	$(0.5)
Prior service cost	$2.0	$-

Our expected return on plan asset assumptions, used to determine benefit obligations, are based on historical long-term rates of return on investments, which use the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run.  Current market factors, such as inflation and interest rates, as well as asset diversification and portfolio rebalancing, are evaluated when long-term capital market assumptions are determined.  Peer data and historical returns are reviewed to verify reasonableness and appropriateness.

For 2015, we are decreasing our expected long-term rate of return assumption to 6.50% from 6.75% for pension plan assets.  In addition, we are decreasing our long-term rate of return assumption from to 4.50% from 6.00% for other postemployment benefit plan assets.  These rates of return represent our long-term assumptions based on our current portfolio mixes.  Also, for 2015, we have decreased our assumed discount rate to 4.02% from 4.86% for pension and to 3.71% from 4.58% for postemployment benefits expense to reflect current duration-based yield curve discount rates.  A one percent change in the rate of return assumption for pension would result in an increase or decrease to the 2015 pension expense of approximately $3.5 million.  A 25 basis point increase in the discount rate for pension would result in a decrease of approximately $0.5 million to 2015 pension expense.  A 25 basis point decrease in the discount rate for pension would result in an increase of approximately $0.8 million to 2015 pension expense.

In determining the discount rate to use for valuing liabilities, we used a market yield curve on high-quality fixed income investments as of December 31, 2014. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are then discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

The weighted average assumptions used to determine benefit obligations at December 31, 2014,  2013 and 2012 were:

Benefit Obligation Assumptions	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Discount rate for obligations	4.02%	4.86%	4.04%	3.71%	4.58%	3.75%
Rate of compensation increases	3.94%	3.94%	3.94%	N/A	N/A	N/A

The weighted-average assumptions used to determine net periodic benefit cost (income) for the years ended December 31, 2014,  2013 and 2012 were:

Net Periodic Benefit Cost / (Income) Assumptions	Pension			Postretirement
	2014	2013	2012	2014	2013	2012
Discount rate	4.86%	4.04%	4.88%	4.51%	4.58%	4.62%
Expected rate of return on plan assets	6.75%	6.75%	7.00%	6.00%	6.00%	6.00%
Rate of compensation increases	3.94%	3.94%	3.94%	N/A	N/A	N/A

The assumed health care cost trend rates at December 31, 2014,  2013 and 2012 are as follows:

Health Care Cost Assumptions	Expense			Benefit Obligation
	2014	2013	2012	2014	2013	2012
Pre - age 65
Current health care cost trend rate	7.75%	8.00%	8.50%	6.97%	7.75%	8.00%

Year trend reaches ultimate	2023	2019	2019	2029	2023	2019

Post - age 65
Current health care cost trend rate	6.75%	7.50%	8.00%	6.97%	6.75%	7.50%

Year trend reaches ultimate	2021	2018	2018	2029	2021	2018

Ultimate health care cost trend rate	5.00%	5.00%	5.00%	4.50%	5.00%	5.00%

The assumed health care cost trend rates have an effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effects on the net periodic postemployment benefit cost and the accumulated postemployment benefit obligation:

Effect of change in health care cost trend rate
$ in millions	One-percent increase	One-percent decrease
Service cost plus interest cost	$0.1	$-
Benefit obligation	$1.0	$(0.9)

Benefit payments, which reflect future service, are expected to be paid as follows:

Estimated future benefit payments and Medicare Part D reimbursements
$ in millions due within the following years:	Pension	Postretirement
2015	$24.8	$1.9
2016	$25.2	$1.8
2017	$25.7	$1.7
2018	$26.3	$1.6
2019	$26.7	$1.5
2020 - 2024	$137.0	$6.1

We expect to make contributions of $0.4 million to our SERP in 2015 to cover benefit payments.  We also expect to contribute $1.9 million to our other postemployment benefit plans in 2015 to cover benefit payments.    We do not expect to make any contributions to our pension plan during 2015.

The Pension Protection Act of 2006 (the Act) contained new requirements for our single employer defined benefit pension plan.  In addition to establishing a 100% funding target for plan years beginning after December 31, 2008, the Act also limits some benefits if the funded status of pension plans drops below certain thresholds.  Among other restrictions under the Act, if the funded status of a plan falls below a predetermined ratio of 80%, lump-sum payments to new retirees are limited to 50% of amounts that otherwise would have been paid and new benefit improvements may not go into effect.  For the 2014 plan year, the funded status of our defined benefit pension plan as calculated under the requirements of the Act was 113.86% and is estimated to be 113.86% until the 2015 status is certified in September 2015 for the 2015 plan year.  The Worker, Retiree, and Employer Recovery Act of 2008 (WRERA), which was signed into law on December 23, 2008, grants plan sponsors certain relief from funding requirements and benefit restrictions of the Act.

Plan Assets

Plan assets are invested using a total return investment approach whereby a mix of equity securities, debt securities and other investments are used to preserve asset values, diversify risk and achieve our target investment return benchmark.  Investment strategies and asset allocations are based on careful consideration of plan liabilities, the plan's funded status and our financial condition.  Investment performance and asset allocation are measured and monitored on an ongoing basis.

Plan assets are managed in a balanced portfolio comprised of two major components:  an equity portion and a fixed income portion.  The expected role of plan equity investments is to maximize the long-term real growth of plan assets, while the role of fixed income investments is to generate current income, provide for more stable periodic returns and provide some protection against a prolonged decline in the market value of plan equity investments.

Long-term strategic asset allocation guidelines are determined by management and take into account the Plan’s long-term objectives as well as its short-term constraints.  The target allocations for plan assets are 2 – 41% for equity securities, 60 – 82% for fixed income securities and 8 – 16% for other investments.  Equity securities include U.S. and international equity, while fixed income securities include long-duration and high-yield bond funds and emerging market debt funds.  Other investments include hedge funds that follow several different strategies.

Most of our Plan assets are measured using quoted, observable prices which are considered Level One inputs in the Fair Value Hierarchy. The Core property collective fund and the Common collective fund are measured using Level Two inputs that are quoted prices for identical assets in markets that are less active.

The following table summarizes the Company’s target pension plan allocation for 2014:

Target
Allocation
Equity Securities	19%
Debt Securities	69%
Real Estate	6%
Other	6%

The fair values of our pension plan assets at December 31, 2014 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2014

Asset Category $ in millions	Market Value at December 31, 2014	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Equity securities (a)
Small/Mid cap equity	$10.6	$10.6	$-	$-
Large cap equity	22.2	22.2	-	-
International equity	18.2	18.2	-	-
Emerging markets equity	2.8	2.8	-	-
SIIT dynamic equity	11.6	11.6	-	-
Total equity securities	65.4	65.4	-	-

Debt securities (b)
Emerging markets debt	6.0	6.0	-	-
High yield bond	6.5	6.5	-	-
Long duration fund	242.7	242.7	-	-
Total debt securities	255.2	255.2	-	-

Cash and cash equivalents (c)
Cash	1.6	1.6	-	-

Other investments (d)
Core property collective fund	26.3	-	26.3	-
Common collective fund	23.2	-	23.2	-
Total other investments	49.5	-	49.5	-

Total pension plan assets	$371.7	$322.2	$49.5	$-

(a)This category includes investments in equity securities of large, small and medium sized companies and equity securities of foreign companies including those in developing countries.

(b)This category includes investments in investment-grade fixed-income instruments that are designed to mirror the term of the pension assets and generally have a tenor between 10 and 30 years.

(c)This category comprises cash held to pay beneficiaries.  The fair value of cash equals its book value.

(d)This category represents a hedge fund of funds made up of 30+ different hedge fund managers diversified over eight different hedge strategies.

The fair values of our pension plan assets at December 31, 2013 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2013

Asset Category $ in millions	Market Value at December 31, 2013	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
Equity securities (a)
Small/Mid cap equity	$10.5	$10.5	$-	$-
Large cap equity	20.8	20.8	-	-
International equity	20.3	20.3	-	-
Emerging markets equity	3.2	3.2	-	-
SIIT dynamic equity	10.5	10.5	-	-
Total equity securities	65.3	65.3	-	-

Debt securities (b)
Emerging markets debt	6.6	6.6	-	-
High yield bond	6.9	6.9	-	-
Long duration fund	223.3	223.3	-	-
Total debt securities	236.8	236.8	-	-

Cash and cash equivalents (c)
Cash	0.9	0.9	-	-

Other investments (d)
Core property collective fund	23.5	-	23.5	-
Common collective fund	22.6	-	22.6	-
Total other investments	46.1	-	46.1	-

Total pension plan assets	$349.1	$303.0	$46.1	$-

(a)This category includes investments in equity securities of large, small and medium sized companies and equity securities of foreign companies including those in developing countries.

(b)This category includes investments in investment-grade fixed-income instruments that are designed to mirror the term of the pension assets and generally have a tenor between 10 and 30 years.

(c)This category comprises cash held to pay beneficiaries.  The fair value of cash equals its book value.

(d)This category represents a hedge fund of funds made up of 30+ different hedge fund managers diversified over eight different hedge strategies.

The fair values of our other postemployment benefit plan assets at December 31, 2014 by asset category are as follows:

Fair Value Measurements for Postemployment Benefit Plan Assets at December 31, 2014
Asset Category $ in millions	Market Value at December 31, 2014	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
JP Morgan Core Bond Fund (a)	$3.2	$3.2	$-	$-

(a)This category includes investments in U.S. government obligations and mortgage-backed and asset-backed securities.

The fair values of our other postemployment benefit plan assets at December 31, 2013 by asset category are as follows:

Fair Value Measurements for Postemployment Benefit Plan Assets at December 31, 2013
Asset Category $ in millions	Market Value at December 31, 2013	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
		(Level 1)	(Level 2)	(Level 3)
JP Morgan Core Bond Fund (a)	$3.7	$3.7	$-	$-

(a)This category includes investments in U.S. government obligations and mortgage-backed and asset-backed securities.